Goodwill - Disclosure Of Reconciliation Of Changes In Goodwill (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 8,911,445	¥ 8,918,108	¥ 9,046,830
Additional recognition, goodwill	0	(6,663)	(128,722)
Decrease through classified as held for sale, goodwill	0	0
Goodwill	8,911,445	8,911,445	8,918,108
Puhui [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,911,000
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,988,375	9,117,382	9,117,382
Additional recognition, goodwill	0	0
Decrease through classified as held for sale, goodwill	(2,515)	(129,007)
Goodwill	8,985,860	8,988,375	9,117,382
Gross carrying amount [member] | Puhui [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,911,445	8,911,445	8,911,445
Goodwill	8,911,445	8,911,445	8,911,445
Gross carrying amount [member] | Tianjin Guarantee [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	126,207	126,207
Decrease through classified as held for sale, goodwill		(126,207)
Goodwill		0	126,207
Gross carrying amount [member] | Pingan Jixin [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	67,752	67,752	67,752
Goodwill	67,752	67,752	67,752
Gross carrying amount [member] | Lu International Hong Kong Limited [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,663	6,663	6,663
Goodwill	6,663	6,663	6,663
Gross carrying amount [member] | Yunque Dongfang [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	2,800	2,800
Decrease through classified as held for sale, goodwill		(2,800)
Goodwill		0	2,800
Gross carrying amount [member] | Jinniu Loan [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,515	2,515	2,515
Decrease through classified as held for sale, goodwill	(2,515)
Goodwill	0	2,515	2,515
Impairment Loss [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(76,930)	(199,274)	(70,552)
Additional recognition, goodwill	0	(6,663)	(128,722)
Decrease through classified as held for sale, goodwill	2,515	129,007
Goodwill	¥ (74,415)	¥ (76,930)	¥ (199,274)